GROSS VERSUS NET REVENUE RECOGNITION (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Revenue Recognition [Abstract]
Franchise fees and other taxes and fees	$ 64,254	$ 62,249	$ 194,045	$ 92,146	$ 154,732